Supplemental Cash Flow Information - Cash Portion of Purchase Price of Vessels Acquired from Teekay Corporation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended	2 Months Ended	12 Months Ended						0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 02, 2013 Voyageur Spirit [Member]	May 31, 2013 Voyageur Spirit [Member]	May 02, 2013 Voyageur Spirit [Member]	Dec. 31, 2013 Voyageur Spirit [Member]	Dec. 31, 2012 Voyageur Spirit [Member]	Dec. 31, 2011 Voyageur Spirit [Member]	Dec. 31, 2013 Cidade de Itajai [Member]	Dec. 31, 2012 Cidade de Itajai [Member]	Dec. 31, 2011 Cidade de Itajai [Member]	Aug. 02, 2011 Peary Spirit [Member]	Dec. 31, 2013 Peary Spirit [Member]	Dec. 31, 2012 Peary Spirit [Member]	Dec. 31, 2011 Peary Spirit [Member]	Oct. 01, 2011 Scott Spirit [Member]	Dec. 31, 2013 Scott Spirit [Member]	Dec. 31, 2012 Scott Spirit [Member]	Dec. 31, 2011 Scott Spirit [Member]
Business Acquisition [Line Items]
Purchase of vessels from Teekay Corporation	$ (286,645)		$ (60,683)	$ (270,000)	$ (270,000)	$ (150,000)	$ (234,125)			$ (52,520)			$ (37,700)			$ (37,729)	$ (23,000)			$ (22,954)